UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08627

                            JOHNSONFAMILY FUNDS, INC.
               (Exact name of registrant as specified in charter)

                                    --------


                           555 Main Street, Suite 400
                                Racine, WI 53403
               (Address of principal executive offices) (Zip code)

                                 Colette Wallner
                            Johnson Asset Management
                           555 Main Street, Suite 400
                                Racine, WI 53403
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-276-8272

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS   JULY 31, 2007 (UNAUDITED)

International Value Fund

--------------------------------------------------------------------------------
 NUMBER OF SHARES                                                    VALUE
--------------------------------------------------------------------------------

                      FOREIGN STOCK - 96.61%
                      AUSTRALIA - 4.71%
         135,000      Amcor Ltd.                                 $    792,328
          35,000      Australia & New Zealand Banking                 848,663
                      Group Ltd.
         142,000      Foster's Group Ltd.                             719,046
         420,000      Investa Property Group                        1,054,381
          23,700      National Australia Bank Ltd.                    778,947
          78,000      Santos Ltd.                                     888,847
                                                                 ------------
                                                                    5,082,212
                      AUSTRIA - 1.59%
           9,000      Mayr-Melnhof Karton AG                        1,009,596
          11,200      OMV AG                                          708,604
                                                                 ------------
                                                                    1,718,200
                                                                 ------------
                      BELGIUM - 3.00%
          31,000      AGFA-Gevaert                                    657,733
          10,000      Barco NV                                      1,004,736
          30,000      Dexia                                           868,535
          17,500      Fortis                                          700,920
                                                                 ------------
                                                                    3,231,924
                                                                 ------------
                      CANADA - 6.66%
          18,300      Alcan, Inc.                                   1,775,755
          28,000      Biovail Corp.                                   531,023
          19,000      Biovail Corp.                                   362,710
          24,400      Husky Energy, Inc.                              965,031
          10,300      Magna International, Inc., Class A              900,979
          17,000      Petro-Canada                                    926,462
          16,400      Royal Bank of Canada                            830,790
          14,000      Toronto-Dominion Bank                           895,003
                                                                 ------------
                                                                    7,187,753
                                                                 ------------
                      DENMARK - 0.65%
          16,400      Danske Bank A/S                                 697,696
                                                                 ------------

                      FINLAND - 3.63%
          28,000      Ahlstrom Oyj                                    784,954
          13,000      Cargotec Corp., B Shares                        682,796
          30,500      Nokia Oyj                                       883,846
          53,000      Stora Enso Oyj, R Shares                        917,746
          26,000      Tietoenator Oyj                                 644,181
                                                                 ------------
                                                                    3,913,523
                                                                 ------------
                      FRANCE - 6.26%
           7,100      BNP Paribas                                     794,320
          12,000      Carrefour SA                                    859,912
           8,500      Cie de Saint-Gobain                             954,089
          10,000      Peugeot SA                                      853,341
           9,000      Sanofi-Aventis                                  757,659
          12,100      Societe BIC SA                                  879,997
           5,200      Societe Generale                                907,121
           9,348      Total SA                                        745,752




--------------------------------------------------------------------------------
 NUMBER OF SHARES                                                    VALUE
--------------------------------------------------------------------------------

                      FRANCE (CONTINUED)
          10,800      Total SA STRIPS *                          $        148
                                                                 ------------
                                                                    6,752,339
                                                                 ------------
                      GERMANY - 7.05%
           4,000      Allianz SE                                      856,298
           7,500      BASF AG                                         978,386
          13,400      Celesio AG *                                    814,595
           5,500      Deutsche Bank AG                                759,643
          44,000      Deutsche Telekom AG                             761,300
           5,500      E.ON AG                                         871,821
          18,000      Fresenius Medical Care AG                       851,042
          17,000      Lanxess AG                                      923,837
           6,200      Siemens AG                                      794,116
                                                                 ------------
                                                                    7,611,038
                                                                 ------------
                      HONG KONG - 7.30%
                      Cheung Kong Infrastructure Holdings
         230,000      Ltd.                                            825,811
          89,000      China Mobile Hong Kong Ltd.                   1,036,556
                      China Petroleum & Chemical Corp.,
         800,000      Class H                                         845,360
         126,400      CLP Holdings Ltd.                               855,184
         195,000      Hang Lung Group Ltd.                            964,255
          24,800      HSBC Holdings PLC                               457,261
       3,500,000      Oriental Press Group                            666,347
          69,500      Swire Pacific Ltd., Class A                     793,017
         600,000      Techtronic Industries Co.                       712,985
         230,000      Yue Yuen Industrial Holdings                    722,952
                                                                 ------------
                                                                    7,879,728
                                                                 ------------
                      IRELAND - 1.39%
          28,000      Allied Irish Banks PLC                          737,810
          40,000      Bank of Ireland                                 763,819
                                                                 ------------
                                                                    1,501,629
                                                                 ------------
                      JAPAN - 19.71%
          39,000      Aderans Co. Ltd.                                728,804
          42,000      Belluna Co. Ltd.                                494,553
          15,000      Canon, Inc.                                     789,905
             100      East Japan Railway Co.                          742,452
          22,000      FUJIFILM Holdings Corp.                         958,972
         120,000      Fujitsu Ltd.                                    794,188
           8,000      Funai Electric Co. Ltd.                         452,862
         131,000      Hino Motors Ltd.                                922,001
          27,000      Honda Motor Co. Ltd.                            975,098
         108,000      Kubota Corp.                                    903,439
          30,000      Kyushu Electric Power Co., Inc.                 711,796
          32,000      Mitsubishi Corp.                                951,413
              81      Mitsubishi UFJ Financial Group, Inc.            863,982
          47,000      Namco Bandai Holdings, Inc.                     736,984
             205      Nippon Telegraph & Telephone Corp.              886,700
          60,000      Nissan Motor Co. Ltd.                           640,994


--------------------------------------------------------------------------------
   JOHNSONFAMILY FUNDS    QUARTERLY REPORT

SCHEDULE OF INVESTMENTS   JULY 31, 2007 (UNAUDITED)

International Value Fund

--------------------------------------------------------------------------------
 NUMBER OF SHARES                                                    VALUE
--------------------------------------------------------------------------------

                      JAPAN (CONTINUED)
          40,000      Nomura Holdings, Inc.                      $    769,328
          12,000      Sankyo Co. Ltd.                                 479,738
          33,700      Sega Sammy Holdings, Inc.                       485,694
          70,000      Sompo Japan Insurance, Inc.                     816,613
          18,000      Sony Corp.                                      953,933
         142,000      Sumitomo Chemical Co. Ltd.                    1,063,822
         180,000      Taiheiyo Cement Corp.                           769,496
          11,000      Takeda Pharmaceutical Co. Ltd.                  716,919
          65,000      Tanabe Seiyaku Co. Ltd.                         764,288
          21,400      Tokyo Electric Power Co., Inc.                  569,756
          40,000      Toyo Suisan Kaisha Ltd.                         659,136
          11,000      Toyota Motor Corp.                              665,183
                                                                 ------------
                                                                   21,268,049
                                                                 ------------
                      LUXEMBOURG - 0.89%
          45,000      SES                                             960,933
                                                                 ------------
                      MEXICO - 0.76%
         255,120      Cemex SAB de CV *                               825,412
                                                                 ------------

                      NETHERLANDS - 5.04%
          24,400      ABN AMRO Holding NV                           1,182,024
          37,880      Aegon NV                                        696,892
          18,250      Heineken Holding NV                             993,265
          17,850      ING Groep NV                                    765,273
          20,000      Koninklijke Philips Electronics NV,             808,000
                      NY Shares
          25,400      Royal Dutch Shell PLC, A Shares                 996,126
                                                                 ------------
                                                                    5,441,580
                                                                 ------------
                      NORWAY - 2.24%
          62,000      Aker Yards AS                                   724,075
          50,000      Cermaq ASA                                      931,714
          57,000      DnB NOR ASA                                     760,640
                                                                 ------------
                                                                    2,416,429
                                                                 ------------
                      SINGAPORE - 1.62%
          59,000      DBS Group Holdings Ltd.                         898,151
         245,750      Fraser and Neave Ltd.                           850,234
                                                                 ------------
                                                                    1,748,385
                                                                 ------------
                      SPAIN - 2.39%
           9,500      Fomento de Construcciones y Contratas           869,323
                      SA
          30,000      Gestevision Telecinco SA                        826,238
          23,000      Repsol YPF SA                                   879,651
                                                                 ------------
                                                                    2,575,212
                                                                 ------------
                      SWEDEN - 2.51%
          28,000      Skandinaviska Enskilda Banken AB,               972,410
                      Class A
          42,000      SKF AB, Class B                                 891,376



--------------------------------------------------------------------------------
 NUMBER OF SHARES                                                    VALUE
--------------------------------------------------------------------------------

                      SWEDEN (CONTINUED)
          23,000      Swedbank AB                                $    848,261
                                                                 ------------
                                                                    2,712,047
                                                                 ------------
                      SWITZERLAND - 2.20%
           2,200      Nestle SA                                       850,091
          15,000      Novartis AG                                     809,250
           8,300      Swiss Reinsurance                               717,301
                                                                 ------------
                                                                    2,376,642
                                                                 ------------
                      UNITED KINGDOM - 17.01%
          40,000      Alliance & Leicester PLC                        845,340
          18,000      AstraZeneca PLC                                 936,010
          51,800      Barclays PLC                                    735,775
         107,000      BP PLC                                        1,255,664
          72,000      Cadbury Schweppes PLC                           907,114
          45,000      Diageo PLC                                      925,403
          37,874      GlaxoSmithKline PLC                             965,879
          36,000      HBOS PLC                                        709,232
          42,000      HSBC Holdings PLC                               780,070
          52,000      International Personal Finance PLC *            232,468
          33,385      Kelda Group PLC                                 570,532
         243,120      Legal & General Group PLC                       693,132
          26,000      Provident Financial PLC                         480,787
          60,000      Prudential PLC                                  833,350
          30,000      Punch Taverns PLC                               707,769
         280,000      Rentokil Initial PLC                            891,874
          74,900      Royal Bank of Scotland Group PLC                901,795
          17,469      Royal Dutch Shell PLC, B Shares                 695,764
          42,000      Shire PLC                                     1,039,524
          75,000      Trinity Mirror PLC                              780,313
          26,150      Unilever PLC                                    823,647
          50,000      United Utilities PLC                            683,282
         315,000      Vodafone Group PLC                              960,151
                                                                 ------------
                                                                   18,354,875
                                                                 ------------
                      TOTAL FOREIGN STOCK
                      (Cost $70,374,339)                          104,255,606
                                                                 ------------
                      FOREIGN PREFERRED STOCK - 2.16%
                      BRAZIL - 2.16%
          29,400      Cia Vale do Rio Doce, Class A                 1,245,796
          38,400      Petroleo Brasileiro SA                        1,087,170
                                                                 ------------

                      TOTAL FOREIGN PREFERRED STOCK
                      (Cost $302,581)                               2,332,966
                                                                 ------------


--------------------------------------------------------------------------------
   JOHNSONFAMILY FUNDS    QUARTERLY REPORT

SCHEDULE OF INVESTMENTS   JULY 31, 2007 (UNAUDITED)

International Value Fund

--------------------------------------------------------------------------------
 NUMBER OF SHARES                                                    VALUE
--------------------------------------------------------------------------------

                      SHORT TERM INVESTMENTS - 1.55%
       1,653,076      SSGA Money Market Fund, 4.960%**           $  1,653,076
                      SSGA U.S. Government Money Market
          12,521      Fund, 4.900%**                                   12,521
                                                                 ------------
                      TOTAL SHORT-TERM INVESTMENTS
                      (Cost $1,665,597)                             1,665,597
                                                                 ------------
                      TOTAL INVESTMENTS - 100.32%
                      (Cost $72,342,517)+                        $108,254,169
                                                                 ============


PERCENTAGES ARE BASED ON NET ASSETS OF $107,913,547.

*      - NON-INCOME PRODUCING SECURITY.
**     - THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007.
LTD.   - LIMITED
NY     - NEW YORK
PLC    - PUBLIC LIMITED COMPANY
SSGA   - STATE STREET GLOBAL ADVISORS
STRIPS - SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITY


+ AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $72,342,517, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $37,536,780 AND $(1,625,128), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.





--------------------------------------------------------------------------------
   JOHNSONFAMILY FUNDS    QUARTERLY REPORT

SCHEDULE OF INVESTMENTS   JULY 31, 2007 (UNAUDITED)

Intermediate Fixed Income Fund

--------------------------------------------------------------------------------
 PRINCIPAL AMOUNT                                                     VALUE
--------------------------------------------------------------------------------

                      CORPORATE BONDS - 37.75%
                      BANKS - 7.85%
                      Citigroup, Inc. Global Notes,
      $1,000,000      3.500%, 02/01/08                            $   991,374
                      Fleet National Bank Sub Notes
                      (Bank of America),
         500,000      5.750%, 01/15/09                                502,325
                      Key Bank NA Oregon Sub Notes
                      (Keycorp),
       1,000,000      7.375%, 09/15/08                              1,017,784
                      SouthTrust Bank NA Sub Notes,
                      Putable @ 100 on 01/09/08,
       1,000,000      6.125%, 01/09/28                              1,021,037
                      Wells Fargo & Co. Global Notes,
       1,000,000      3.500%, 04/04/08                                986,536
                                                                  -----------
                                                                    4,519,056
                                                                  -----------
                      FINANCIAL - 9.57%
                      Bear Stearns & Co., Inc.,
       1,000,000      5.700%, 11/15/14                                959,972
                      Donaldson, Lufkin & Jenrette, Inc. Sr.
                      Notes (Credit Suisse First Boston),
         500,000      6.500%, 04/01/08                                503,220
                      Goldman Sachs Group, Inc. Global
                      Bonds,
       1,000,000      6.875%, 01/15/11                              1,039,173
                      International Lease Finance Corp.
                      (American International Group) MTN,
                      Series M,
       1,000,000      5.800%, 08/15/07                              1,000,017
                      JPMorgan Chase & Co. Global Notes,
       1,000,000      5.750%, 01/02/13                              1,005,477
                      MBIA Global Funding MTN,
         500,000      5.410%, 02/11/08                                499,719
                      Merrill Lynch & Co., Inc. Global Notes,
         500,000      6.000%, 02/17/09                                503,925
                                                                  -----------
                                                                    5,511,503
                                                                  -----------
                      FOOD - 3.50%
                      ConAgra Foods, Inc. Sub Notes,
       1,000,000      6.750%, 09/15/11                              1,037,223
                      Kraft Foods, Inc. Sub Notes,
       1,000,000      4.000%, 10/01/08                                982,000
                                                                  -----------
                                                                    2,019,223
                                                                  -----------
                      INDUSTRIAL - 6.98%
                      General Electric Capital Corp. Global
                      Notes MTN, Series A,
       1,000,000      6.000%, 06/15/12                              1,021,006
                      General Motors Acceptance Corp. Global
                      Notes,
       2,000,000      6.125%, 08/28/07                              1,997,770


--------------------------------------------------------------------------------
 PRINCIPAL AMOUNT                                                    VALUE
--------------------------------------------------------------------------------

                      INDUSTRIAL (CONTINUED)
                      John Deere Capital Corp. Global Notes,
      $1,000,000      4.500%, 08/22/07                            $   999,501
                                                                  -----------
                                                                    4,018,277
                                                                  -----------
                      RETAIL - 5.31%
                      McDonald's Corp. MTN, Series F,
       1,000,000      5.350%, 09/15/08                                996,230
                      Target Corp. Sub Notes,
       1,000,000      6.350%, 01/15/11                              1,026,783
                      Wal-Mart Stores, Inc. Global Notes,
       1,000,000      6.875%, 08/10/09                              1,035,180
                                                                  -----------
                                                                    3,058,193
                                                                  -----------
                      TECHNOLOGY - 0.85%
                      International Business Machines Corp.
                      Global Notes,
         500,000      4.250%, 09/15/09                                490,987
                                                                  -----------

                      TELEPHONES & TELECOMMUNICATIONS - 1.94%
                      AT&T Broadband Global Notes
                      (Comcast Corp.),
       1,000,000      8.375%, 03/15/13                              1,115,557
                                                                  -----------

                      UTILITIES - 1.75%
                      Public Service Electric & Gas,
                      Putable @ 100 on 05/01/08,
       1,000,000      6.375%, 05/01/23                              1,006,458
                                                                  -----------
                      TOTAL CORPORATE BONDS
                      (Cost $21,679,471)                           21,739,254
                                                                  -----------
                      U.S. GOVERNMENT AGENCY
                      OBLIGATIONS - 37.99%
                      Fannie Mae,
       4,000,000      5.375%, 11/15/11                              4,046,360
                      Fannie Mae,
       2,000,000      4.875%, 05/18/12                              1,980,582
                      Federal Farm Credit Bank MTN,
       1,000,000      5.240%, 10/01/08                              1,002,370
                      Federal Home Loan Bank,
       1,000,000      6.500%, 08/14/09                              1,029,991
                      Federal Home Loan Bank,
       1,000,000      5.890%, 06/30/08                              1,006,120
                      Federal Home Loan Bank,
       1,000,000      5.250%, 11/14/08                              1,002,724
                      Federal Home Loan Bank,
       5,000,000      4.500%, 09/16/13                              4,812,070
                      Freddie Mac,
       2,000,000      5.125%, 10/15/08                              2,005,260





--------------------------------------------------------------------------------
   JOHNSONFAMILY FUNDS    QUARTERLY REPORT

SCHEDULE OF INVESTMENTS   JULY 31, 2007 (UNAUDITED)

Intermediate Fixed Income Fund

--------------------------------------------------------------------------------
 PRINCIPAL AMOUNT/SHARES                                              VALUE
--------------------------------------------------------------------------------

                      Freddie Mac MTN,
      $5,000,000      5.250%, 11/20/09                            $ 4,995,055
                                                                  -----------

                      TOTAL U.S. GOVERNMENT AGENCY
                      OBLIGATIONS
                      (Cost $22,023,020)                           21,880,532
                                                                  -----------

                      U.S. TREASURY OBLIGATIONS - 21.83%
                      United States Treasury Bond,
       4,925,000      6.250%, 08/15/23                              5,584,871
                      United States Treasury Note,
       2,300,000      4.750%, 05/31/12                              2,314,016
                      United States Treasury Note,
       3,900,000      7.500%, 11/15/16                              4,676,646
                                                                  -----------

                      TOTAL U.S. TREASURY OBLIGATIONS
                      (Cost $12,722,622)                           12,575,533
                                                                  -----------
                      SHORT-TERM INVESTMENTS - 1.11%
         541,597      SSGA Money Market Fund, 4.960% *                541,597
                      SSGA U.S. Government Money Market
         100,000      Fund, 4.900% *                                  100,000
                                                                  -----------
                      TOTAL SHORT-TERM INVESTMENTS
                      (Cost $641,597)                                 641,597
                                                                  -----------
                      TOTAL INVESTMENTS - 98.68%
                      (Cost $57,066,710)+                         $56,836,916
                                                                  ===========


PERCENTAGES ARE BASED ON NET ASSETS OF $57,595,262.

* - THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007. MBIA - MUNICIPAL BOND INSURANCE ASSOCIATION
MTN  - MEDIUM TERM NOTE
NA   - NATIONAL ASSOCIATION
SR   - SENIOR
SSGA - STATE STREET GLOBAL ADVISORS
SUB  - SUBORDINATED


+ AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $57,066,710, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $267,201 AND $(496,995), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.





--------------------------------------------------------------------------------
   JOHNSONFAMILY FUNDS    QUARTERLY REPORT

SCHEDULE OF INVESTMENTS   JULY 31, 2007 (UNAUDITED)

Large Cap Value Fund

--------------------------------------------------------------------------------
 NUMBER OF SHARES                                                    VALUE
--------------------------------------------------------------------------------

                      COMMON STOCK - 97.96%
                      AEROSPACE & DEFENSE - 4.52%
          40,715      General Dynamics Corp.                     $  3,198,571
          36,530      Lockheed Martin Corp.                         3,597,474
                                                                 ------------
                                                                    6,796,045
                                                                 ------------
                      BANKS - 12.01%
          95,715      Bank of America Corp.                         4,538,805
          19,868      Discover Financial Services *                   457,946
         163,370      Huntington Bancshares, Inc.                   3,136,704
          78,850      National City Corp.                           2,317,402
          82,820      Regions Financial Corp.                       2,490,397
          51,455      Wachovia Corp.                                2,429,191
          71,455      Washington Mutual, Inc.                       2,681,706
                                                                 ------------
                                                                   18,052,151
                                                                 ------------
                      BASIC - CHEMICAL - 2.10%
          72,755      Dow Chemical Co.                              3,163,387
                                                                 ------------
                      BASIC - PAPER - 1.91%
          77,450      International Paper Co.                       2,871,072
                                                                 ------------

                      CONSUMER PRODUCTS - 2.08%
          38,405      Fortune Brands, Inc.                          3,122,327
                                                                 ------------

                      CONSUMER STAPLES - 6.70%
         157,060      Constellation Brands, Inc., Class A *         3,444,326
          83,220      SUPERVALU, Inc.                               3,467,777
         101,463      Unilever PLC ADR                              3,164,631
                                                                 ------------
                                                                   10,076,734
                                                                 ------------

                      DIVERSIFIED MANUFACTURING - 6.85%
          40,905      3M Co.                                        3,637,273
          37,725      Eaton Corp.                                   3,666,115
          77,000      General Electric Co.                          2,984,520
                                                                 ------------
                                                                   10,287,908
                                                                 ------------
                      ENERGY - 14.20%
          71,380      Anadarko Petroleum Corp.                      3,592,556
          41,310      Apache Corp.                                  3,339,500
          42,090      Chevron Corp.                                 3,588,593
          45,915      ConocoPhillips                                3,711,769
          39,625      Exxon Mobil Corp.                             3,373,276
          67,520      Marathon Oil Corp.                            3,727,104
                                                                 ------------
                                                                   21,332,798
                                                                 ------------
                      ENTERTAINMENT - 1.92%
         149,570      Time Warner, Inc.                             2,880,718
                                                                 ------------

                      FINANCIAL - 8.35%
          56,050      CIT Group, Inc.                               2,308,139
         105,250      Citigroup, Inc.                               4,901,493
          63,485      JPMorgan Chase & Co.                          2,793,975



-----------------------------------------------------------------------------
 NUMBER OF SHARES                                                   VALUE
-----------------------------------------------------------------------------

                      FINANCIAL (CONTINUED)
          39,735      Morgan Stanley                             $  2,537,874
                                                                 ------------
                                                                   12,541,481
                                                                 ------------
                      HEALTH CARE - 3.47%
          46,915      Barr Pharmaceuticals, Inc. *                  2,402,986
         119,925      Pfizer, Inc.                                  2,819,437
                                                                 ------------
                                                                    5,222,423
                                                                 ------------
                      INSURANCE - 5.35%
          85,150      Genworth Financial, Inc., Class A             2,598,778
         133,345      Old Republic International Corp.              2,448,214
          59,065      Travelers, Inc.                               2,999,321
                                                                 ------------
                                                                    8,046,313
                                                                 ------------

                      MEDICAL PRODUCTS & SERVICES - 3.48%
          55,865      GlaxoSmithKline PLC ADR                       2,853,584
          39,225      Johnson & Johnson                             2,373,113
                                                                 ------------
                                                                    5,226,697
                                                                 ------------
                      PRINTING & PUBLISHING - 3.99%
          51,975      Gannett Co., Inc.                             2,593,552
          89,455      Waste Management, Inc.                        3,401,974
                                                                 ------------
                                                                    5,995,526
                                                                 ------------
                      PROFESSIONAL SERVICES - 2.09%
          56,350      Computer Sciences Corp. *                     3,137,568
                                                                 ------------

                      REAL ESTATE INVESTMENT TRUSTS - 1.07%
          49,325      Duke Realty Corp.                             1,612,434
                                                                 ------------

                      RETAIL - 1.71%
         149,220      Gap, Inc.                                     2,566,584
                                                                 ------------

                      TECHNOLOGY - 1.91%
                      Check Point Software
         117,575      Technologies *                                2,864,127
                                                                 ------------

                      TELEPHONES & TELECOMMUNICATIONS - 6.63%
         181,355      Motorola, Inc.                                3,081,221
         171,555      Sprint Corp-FON Group                         3,522,024
          78,880      Verizon Communications, Inc.                  3,361,866
                                                                 ------------
                                                                    9,965,111
                                                                 ------------
                      TESTING LABORATORIES - 2.24%
          60,660      Quest Diagnostics, Inc.                       3,364,810
                                                                 ------------

                      UTILITIES - 5.38%
          70,945      American Electric Power Co., Inc.             3,085,398
         121,820      NiSource, Inc.                                2,323,108
          71,595      SCANA Corp.                                   2,676,221
                                                                 ------------
                                                                    8,084,727
                                                                 ------------
                      TOTAL COMMON STOCK
                      (COST $129,263,343)                         147,210,941
                                                                 ------------




--------------------------------------------------------------------------------
   JOHNSONFAMILY FUNDS    QUARTERLY REPORT

SCHEDULE OF INVESTMENTS   JULY 31, 2007 (UNAUDITED)

Large Cap Value Fund
--------------------------------------------------------------------------------
 NUMBER OF SHARES                                                   VALUE
--------------------------------------------------------------------------------

                      SHORT-TERM INVESTMENTS - 3.41%
       3,573,053      SSGA Money Market Fund, 4.960%**           $  3,573,053
                      SSGA U.S. Government Money Market
       1,558,557      Fund, 4.900%**                                1,558,557
                                                                 ------------
                      TOTAL SHORT-TERM INVESTMENTS
                      (Cost $5,131,610)                             5,131,610
                                                                 ------------
                      TOTAL INVESTMENTS - 101.37%
                      (Cost $134,394,953)+                       $152,342,551
                                                                 ============


 PERCENTAGES ARE BASED ON NET ASSETS OF $150,280,644.

 *    - NON-INCOME PRODUCING SECURITY.
 **   - THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007.
 ADR  - AMERICAN DEPOSITARY RECEIPT
 PLC  - PUBLIC LIMITED COMPANY
 SSGA - STATE STREET GLOBAL ADVISORS


 + AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $134,394,953, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $22,930,290 AND $(4,982,692), RESPECTIVELY.

 FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.





--------------------------------------------------------------------------------
   JOHNSONFAMILY FUNDS    QUARTERLY REPORT

SCHEDULE OF INVESTMENTS   JULY 31, 2007 (UNAUDITED)

Small Cap Value Fund

--------------------------------------------------------------------------------
 NUMBER OF SHARES                                                     VALUE
--------------------------------------------------------------------------------

                      COMMON STOCK - 97.37%
                      BANKS  - 13.76%
          18,280      Amcore Financial, Inc.                      $   441,462
          18,836      Chemical Financial Corp.                        410,248
          19,380      Chittenden Corp.                                648,261
          17,990      Columbia Banking System, Inc.                   456,946
          15,320      Community Trust Bancorp, Inc.                   439,378
          18,295      Independent Bank Corp.                          495,611
          33,079      Old National Bancorp                            476,338
          16,305      Provident Bankshares Corp.                      467,953
          23,160      South Financial Group, Inc.                     499,330
          27,650      Susquehanna Bancshares, Inc.                    478,345
                                                                  -----------
                                                                    4,813,872
                                                                  -----------
                      BASIC - CHEMICAL  - 1.86%
          31,185      Olin Corp.                                      650,831
                                                                  -----------

                      CONSUMER STAPLES  - 1.85%
          51,805      Prestige Brands Holdings, Inc. *                648,081
                                                                  -----------

                      CONTAINERS & PACKAGING  - 1.54%
          13,600      AEP Industries, Inc. *                          539,104
                                                                  -----------

                      DIVERSIFIED MANUFACTURING  - 3.61%
          47,935      Blount International, Inc. *                    545,021
          17,255      Gardner Denver, Inc. *                          717,635
                                                                  -----------
                                                                    1,262,656
                                                                  -----------
                      ENERGY  - 7.21%
          39,145      Bronco Drilling Co., Inc. *                     567,602
          38,925      Callon Petroleum Co. *                          545,339
          20,315      Hornbeck Offshore Services, Inc. *              874,561
          12,555      Swift Energy Co. *                              536,601
                                                                  -----------
                                                                    2,524,103
                                                                  -----------
                      ENTERTAINMENT - 1.56%
          52,215      Multimedia Games, Inc. *                        547,213
                                                                  -----------

                      FINANCIAL - 1.26%
          30,350      MCG Capital Corp.                               439,165
                                                                  -----------

                      HEALTH CARE - 1.66%
          83,800      Angiotech Pharmaceuticals, Inc. *               580,734
                                                                  -----------

                      HEALTH CARE TECHNOLOGY  - 1.53%
          19,975      Computer Programs & Systems, Inc.               534,331
                                                                  -----------

                      INSURANCE - 6.01%
          25,120      EMC Insurance Group, Inc.                       618,706
          27,190      Presidential Life Corp.                         443,469
          24,890      Selective Insurance Group                       510,743



--------------------------------------------------------------------------------
 NUMBER OF SHARES                                                    VALUE
--------------------------------------------------------------------------------

                      INSURANCE (CONTINUED)
          14,495      Stewart Information Services Corp.          $   528,777
                                                                  -----------
                                                                    2,101,695
                                                                  -----------
                      LEASING & RENTAL  - 1.95%
          21,240      United Rentals, Inc. *                          682,654
                                                                  -----------

                      MACHINERY - 1.72%
          16,105      Albany International Corp., Class A             603,615
                                                                  -----------

                      MEDICAL PRODUCTS & SERVICES  - 3.24%
          17,110      LifePoint Hospitals, Inc. *                     505,601
          32,405      Res-Care, Inc. *                                629,629
                                                                  -----------
                                                                    1,135,230
                                                                  -----------
                      MISCELLANEOUS BUSINESS SERVICES  - 1.68%
          15,755      G&K Services, Inc., Class A                     587,031
                                                                  -----------

                      MISCELLANEOUS CONSUMER SERVICES  - 3.11%
          21,790      Jackson Hewitt Tax Service, Inc.                592,688
          14,205      Regis Corp.                                     495,186
                                                                  -----------
                                                                    1,087,874
                                                                  -----------

                      PRINTING & PUBLISHING  - 2.71%
          23,585      Ennis, Inc.                                     475,945
          44,720      Journal Communications, Inc., Class A           473,585
                                                                  -----------
                                                                      949,530
                                                                  -----------
                      PROFESSIONAL SERVICES  - 1.93%
          26,840      Acxiom Corp.                                    675,294
                                                                  -----------

                      RAILROADS - 2.01%
          21,045      Greenbrier , Inc.                               702,272
                                                                  -----------

                      REAL ESTATE INVESTMENT TRUSTS  - 8.32%
          12,530      First Industrial Realty Trust, Inc.             485,036
          15,410      Healthcare Realty Trust, Inc.                   357,820
          11,145      Parkway Properties, Inc.                        452,264
                      Pennsylvania Real Estate
          13,550      Investment Trust                                527,637
          28,160      Strategic Hotels & Resorts, Inc.                599,245
          32,335      Urstadt Biddle Properties, Inc., Class A        488,259
                                                                  -----------
                                                                    2,910,261
                                                                  -----------
                      RETAIL  - 6.59%
          25,700      Cato Corp., Class A                             531,476
          60,360      Finish Line, Class A                            408,034
          11,565      Pantry, Inc. *                                  402,924
          20,255      Ruby Tuesday, Inc.                              450,674
          47,520      Stein Mart, Inc.                                511,315
                                                                  -----------
                                                                    2,304,423
                                                                  -----------




--------------------------------------------------------------------------------
   JOHNSONFAMILY FUNDS    QUARTERLY REPORT

SCHEDULE OF INVESTMENTS   JULY 31, 2007 (UNAUDITED)

Small Cap Value Fund

--------------------------------------------------------------------------------
 NUMBER OF SHARES                                                     VALUE
--------------------------------------------------------------------------------

                      RUBBER & PLASTIC  - 1.51%
          20,365      Tupperware Corp.                            $   529,694
                                                                  -----------

                      SEMI-CONDUCTOR - 1.90%
          46,980      Exar Corp. *                                    663,827
                                                                  -----------

                      TECHNOLOGY - 8.03%
          36,260      Actel Corp. *                                   427,868
          32,120      DSP Group, Inc. *                               572,378
          51,120      Opnet Technologies, Inc. *                      531,137
          23,840      Sybase, Inc. *                                  565,485
          33,905      Vignette Corp. *                                713,361
                                                                  -----------
                                                                    2,810,229
                                                                  -----------
                      TELEPHONES & TELECOMMUNICATIONS - 3.43%
          25,750      Inter-Telephone, Inc.                           639,115
          18,755      WGL Holdings, Inc.                              561,525
                                                                  -----------
                                                                    1,200,640
                                                                  -----------

                      TRANSPORTATION - 2.59%
          36,915      Wabash National Corp.                           469,190
          13,650      YRC Worldwide, Inc. *                           438,438
                                                                  -----------
                                                                      907,628
                                                                  -----------

                      UTILITIES - 4.80%
          13,060      Allete, Inc.                                    572,550
          18,000      MGE Energy, Inc.                                540,180
          21,070      Portland General Electric Co.                   566,994
                                                                  -----------
                                                                    1,679,724
                                                                  -----------

                      TOTAL COMMON STOCK
                      (Cost $36,756,728)                           34,071,711
                                                                  -----------
                      SHORT-TERM INVESTMENTS - 2.79%
         930,631      SSGA Money Market Fund, 4.960% **               930,631
                      SSGA U.S. Government Money Market
          44,467      Fund, 4.900% **                                  44,467
                                                                  -----------
                      TOTAL SHORT-TERM INVESTMENTS
                      (Cost $975,098)                                 975,098
                                                                  -----------
                      TOTAL INVESTMENTS - 100.16%
                      (Cost $37,731,826)+                         $35,046,809
                                                                  ===========


PERCENTAGES ARE BASED ON NET ASSETS OF $34,990,498.

*    - NON-INCOME PRODUCING SECURITY.
**   - THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007.
SSGA - STATE STREET GLOBAL ADVISORS


 + AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $37,731,826, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,691,356 AND $(4,376,373), RESPECTIVELY.


FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




--------------------------------------------------------------------------------
   JOHNSONFAMILY FUNDS    QUARTERLY REPORT

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               JohnsonFamily Funds, Inc.


By (Signature and Title)*                  /s/ Colette M. Wallner
                                           -----------------------------
                                           Colette M. Wallner, President

Date: September 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Colette M. Wallner
                                           -----------------------------
                                           Colette M. Wallner, President

Date: September 20, 2007


By (Signature and Title)*                  /s/ Brian Leonard
                                           -----------------------------
                                           Brian Leonard, Treasurer

Date: September 20, 2007

* Print the name and title of each signing officer under his or her signature.